Cost of sales (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Schedule of operating expenses

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Fees and compensation for services	62,006	48,729	66,155
Salaries and payroll taxes	27,310	21,072	22,344
Employee benefits	9,333	5,926	6,481
Consumption of materials and spare parts	4,377	4,933	16,824
Transport	4,221	5,214	5,963
Easements and fees	3,288	4,547	11,427
Other	5,991	4,264	4,191

Total operating costs	116,526	94,685	133,385

Schedule of crude oil fluctuation

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Crude oil stock at beginning of the year (Note 19)	2,664	4,722	5,222
Less: Crude oil stock at end of the year (Note 19)	(4,384)	(2,664)	(4,722)

Total Crude oil stock fluctuation	(1,720)	2,058	500

Schedule of royalties and others

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Royalties	184,441	128,723	144,837
Export duties	59,509	48,090	43,840

Total royalties and others	243,950	176,813	188,677